INSURANCE AND REINSURANCE RESULT - Schedule of Reinsurance Result (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance result	S/ (458,825)	S/ (494,597)	S/ (391,321)
Reinsurance contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Income from reinsurance recoveries	173,238	179,617	448,491
Expenses for assigning the premiums paid to the reinsurer	(632,063)	(674,214)	(839,812)
Reinsurance result	S/ (458,825)	S/ (494,597)	S/ (391,321)